John Hancock
Hedged Equity & Income Fund
Quarterly portfolio holdings 9/30/2024

Fund’s investments
As of 9-30-24 (unaudited)
	Shares	Value
Common stocks 95.4%		$142,227,058
(Cost $136,312,987)
Communication services 4.8%		7,188,542
Diversified telecommunication services 2.5%
AT&T, Inc.	30,863	678,986
BCE, Inc.	3,545	123,247
BT Group PLC	50,078	99,258
Koninklijke KPN NV	48,969	200,003
KT Corp.	2,783	85,177
LG Uplus Corp.	6,774	50,691
Orange Polska SA	23,082	50,629
Orange SA	8,672	99,320
Proximus SADP	5,268	41,046
Spark New Zealand, Ltd.	27,661	53,340
Telefonica Brasil SA	8,760	89,760
Telekom Malaysia BHD	504,610	819,777
Telenor ASA	10,241	130,832
Verizon Communications, Inc.	26,138	1,173,858
Entertainment 0.5%
Avex, Inc.	2,670	27,523
DeNA Company, Ltd.	3,050	38,044
Universal Music Group NV	28,667	749,963
Interactive media and services 0.0%
Baidu, Inc., Class A (A)	4,290	56,403
Media 0.7%
Dentsu Group, Inc.	2,940	90,616
Hakuhodo DY Holdings, Inc.	5,710	46,789
Megacable Holdings SAB de CV	18,726	38,974
Metropole Television SA	2,449	33,224
Nippon Television Holdings, Inc.	4,320	67,745
Omnicom Group, Inc.	4,207	434,962
RTL Group SA	1,192	40,473
Television Francaise 1 SA	5,634	50,049
TV Asahi Holdings Corp.	3,750	52,272
WPP PLC	11,197	114,696
Wireless telecommunication services 1.1%
KDDI Corp.	6,464	207,090
MTN Group, Ltd.	8,556	45,433
SoftBank Corp.	591,000	771,604
T-Mobile US, Inc.	916	189,026
Vodacom Group, Ltd.	68,961	437,732
Consumer discretionary 8.2%		12,190,041
Automobile components 0.4%
Continental AG	849	55,018
Hankook Tire & Technology Company, Ltd.	1,072	33,787
Hyundai Mobis Company, Ltd.	450	74,527
Koito Manufacturing Company, Ltd.	4,110	57,182
Nokian Renkaat OYJ	4,435	43,738
Stanley Electric Company, Ltd.	3,128	58,631
Sumitomo Rubber Industries, Ltd.	5,250	57,764
Tachi-S Company, Ltd.	2,090	26,755
Tokai Rika Company, Ltd.	2,980	41,116
2	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Consumer discretionary (continued)
Automobile components (continued)
Toyoda Gosei Company, Ltd.	1,610	$27,826
Toyota Boshoku Corp.	4,080	53,636
TS Tech Company, Ltd.	3,280	40,315
Valeo SE	3,761	45,508
Automobiles 1.6%
Bayerische Motoren Werke AG	3,860	341,365
Dongfeng Motor Group Company, Ltd., H Shares (A)	51,896	16,730
Great Wall Motor Company, Ltd., H Shares	52,348	96,146
Honda Motor Company, Ltd.	1,950	20,819
Isuzu Motors, Ltd.	82,415	1,123,742
Mercedes-Benz Group AG	3,441	222,974
Nissan Motor Company, Ltd.	19,590	55,648
Renault SA	1,500	65,209
Subaru Corp.	3,974	70,305
Toyota Motor Corp.	17,504	314,617
Broadline retail 0.1%
Alibaba Group Holding, Ltd.	4,991	66,324
ASKUL Corp.	3,170	47,767
Seria Company, Ltd.	1,420	34,163
Distributors 0.0%
LKQ Corp.	643	25,669
Hotels, restaurants and leisure 1.1%
Darden Restaurants, Inc.	2,486	408,027
McDonald’s Corp.	1,684	512,795
OPAP SA	34,303	609,460
Starbucks Corp.	896	87,351
Household durables 1.7%
Barratt Developments PLC	118,668	761,327
Coway Company, Ltd.	1,213	61,218
Crest Nicholson Holdings PLC	11,422	29,454
Garmin, Ltd.	638	112,307
Nikon Corp.	2,695	27,912
Persimmon PLC	34,665	762,833
Rinnai Corp.	2,590	63,979
Sekisui House, Ltd.	26,789	743,815
Leisure products 0.2%
Sankyo Company, Ltd.	19,317	284,713
Sega Sammy Holdings, Inc.	2,060	41,271
Specialty retail 2.4%
CECONOMY AG (A)	6,504	23,685
Industria de Diseno Textil SA	19,745	1,169,425
Kingfisher PLC	220,039	949,632
Lojas Renner SA	22,343	74,071
Mr. Price Group, Ltd.	15,957	249,829
The Home Depot, Inc.	2,295	929,934
Tractor Supply Company	546	158,848
Xebio Holdings Company, Ltd.	3,255	28,545
Textiles, apparel and luxury goods 0.7%
Burberry Group PLC	4,170	39,104
LPP SA	197	807,486
Sanyo Shokai, Ltd.	680	11,352
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	3

	Shares	Value
Consumer discretionary (continued)
Textiles, apparel and luxury goods (continued)
The Swatch Group AG, Bearer Shares	432	$92,632
Yue Yuen Industrial Holdings, Ltd.	16,750	31,755
Consumer staples 8.2%		12,242,020
Beverages 1.4%
Ambev SA	28,434	68,270
Cia Cervecerias Unidas SA, ADR	3,362	39,100
Coca-Cola Icecek AS	8,485	14,138
Embotelladora Andina SA, Series B, ADR	2,148	43,067
Keurig Dr. Pepper, Inc.	6,451	241,783
Kirin Holdings Company, Ltd.	2,100	32,004
PepsiCo, Inc.	2,633	447,742
Pernod Ricard SA	3,046	460,836
The Coca-Cola Company	10,187	732,038
Consumer staples distribution and retail 0.9%
Atacadao SA (A)	30,297	51,443
Carrefour SA	6,046	103,093
J Sainsbury PLC	10,515	41,611
Tesco PLC	156,476	751,289
Tsuruha Holdings, Inc.	955	60,405
Walgreens Boots Alliance, Inc.	31,968	286,433
Food products 1.8%
Archer-Daniels-Midland Company	3,638	217,334
Astral Foods, Ltd. (A)	3,089	33,818
China Mengniu Dairy Company, Ltd.	22,223	52,127
Conagra Brands, Inc.	18,096	588,482
General Mills, Inc.	1,587	117,200
Kellanova	3,423	276,270
Nestle SA	7,465	750,176
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	172,412	11,280
Tate & Lyle PLC	6,902	63,125
Thai Union Group PCL	89,094	40,327
The Kraft Heinz Company	9,059	318,061
Ulker Biskuvi Sanayi AS (A)	12,970	53,084
WH Group, Ltd. (B)	92,338	72,725
Household products 1.2%
Colgate-Palmolive Company	4,785	496,731
Kimberly-Clark Corp.	548	77,969
Reckitt Benckiser Group PLC	5,808	355,358
The Procter & Gamble Company	5,277	913,976
Personal care products 0.6%
Kenvue, Inc.	9,220	213,259
Unilever PLC	8,089	524,436
Unilever PLC, ADR	3,280	213,069
Tobacco 2.3%
Altria Group, Inc.	17,965	916,934
British American Tobacco PLC	18,315	667,730
Philip Morris International, Inc.	15,612	1,895,297
Energy 8.1%		12,006,266
Energy equipment and services 0.2%
Baker Hughes Company	5,573	201,464
4	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Energy (continued)
Energy equipment and services (continued)
Trican Well Service, Ltd.	6,401	$22,576
Oil, gas and consumable fuels 7.9%
ARC Resources, Ltd.	2,409	40,719
BP PLC	32,808	171,111
Chevron Corp.	7,249	1,067,560
Coal India, Ltd.	77,240	468,687
ConocoPhillips	3,887	409,223
Coterra Energy, Inc.	21,872	523,834
Diamondback Energy, Inc.	1,760	303,424
Enbridge, Inc.	7,242	294,189
Eni SpA	23,699	360,640
EOG Resources, Inc.	5,645	693,940
EQT Corp.	7,249	265,603
Equinor ASA	17,677	447,204
Exxon Mobil Corp.	14,214	1,666,165
OMV AG	5,765	246,627
ONEOK, Inc.	1,648	150,182
ORLEN SA	23,657	343,378
Pembina Pipeline Corp.	19,950	822,369
PetroChina Company, Ltd., Class A	617,583	792,352
Phillips 66	671	88,203
Shell PLC	9,702	314,750
The Williams Companies, Inc.	17,855	815,081
TotalEnergies SE	20,006	1,299,095
Ultrapar Participacoes SA	4,150	16,158
Woodside Energy Group, Ltd.	10,543	181,732
Financials 22.7%		33,791,117
Banks 9.2%
ABN AMRO Bank NV (B)	6,115	110,509
AIB Group PLC	13,049	74,749
Banco Bilbao Vizcaya Argentaria SA	16,278	175,839
Banco Bradesco SA, ADR	37,456	99,633
Bank Mandiri Persero Tbk PT	524,336	241,192
Bank of America Corp.	12,678	503,063
Bank of Beijing Company, Ltd., Class A	94,229	78,091
Bank of Chengdu Company, Ltd., Class A	38,032	84,885
Bank of Ireland Group PLC	6,461	72,153
Bank of Jiangsu Company, Ltd., Class A	111,341	132,447
BNP Paribas SA	1,988	136,420
BPER Banca SpA	15,921	89,703
CaixaBank SA	16,120	96,203
Canara Bank	31,558	41,857
Dah Sing Financial Holdings, Ltd.	7,738	24,610
DGB Financial Group, Inc.	5,458	33,690
DNB Bank ASA	12,266	251,539
Erste Group Bank AG	2,447	134,092
FinecoBank SpA	20,660	354,566
HDFC Bank, Ltd., ADR	3,407	213,142
HSBC Holdings PLC	28,099	252,077
Huntington Bancshares, Inc.	9,174	134,858
Industrial Bank of Korea	51,326	547,403
ING Groep NV	7,244	131,428
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	5

	Shares	Value
Financials (continued)
Banks (continued)
JPMorgan Chase & Co.	9,312	$1,963,528
Kasikornbank PCL	26,356	122,709
Kasikornbank PCL, NVDR	1,407	6,551
KB Financial Group, Inc.	1,661	102,487
M&T Bank Corp.	3,625	645,685
Mitsubishi UFJ Financial Group, Inc.	92,866	953,603
Mizuho Financial Group, Inc.	50,857	1,051,256
Regions Financial Corp.	6,876	160,417
Resona Holdings, Inc.	10,900	76,377
Royal Bank of Canada	4,133	515,842
Sberbank of Russia PJSC, ADR (A)(C)	3,353	0
Security Bank Corp.	17,574	30,149
Shinhan Financial Group Company, Ltd.	3,575	151,625
SinoPac Financial Holdings Company, Ltd.	21,913	16,785
Societe Generale SA	5,375	133,941
Standard Bank Group, Ltd.	13,118	183,703
Standard Chartered PLC	15,304	162,314
Sumitomo Mitsui Financial Group, Inc.	35,178	751,635
Sumitomo Mitsui Trust Holdings, Inc.	35,822	857,397
The Bank of Nova Scotia	6,022	328,117
The Tochigi Bank, Ltd.	9,390	17,318
Truist Financial Corp.	12,646	540,869
U.S. Bancorp	12,517	572,402
Unicaja Banco SA (B)	34,760	44,298
UniCredit SpA	5,911	259,502
VTB Bank PJSC, GDR (A)(C)	55,420	0
Capital markets 4.1%
Ares Management Corp., Class A	6,494	1,012,025
BlackRock, Inc.	748	710,233
CME Group, Inc.	2,663	587,591
Daiwa Securities Group, Inc.	104,200	739,055
Hargreaves Lansdown PLC	80,007	1,192,363
Morgan Stanley	2,278	237,459
Raymond James Financial, Inc.	1,220	149,401
The Blackstone Group, Inc.	4,922	753,706
The Carlyle Group, Inc.	2,032	87,498
TPG, Inc.	2,461	141,655
UBS Group AG	15,040	465,398
Consumer finance 0.6%
Qifu Technology, Inc., ADR	30,342	904,495
Vanquis Banking Group PLC	8,371	6,643
Financial services 0.9%
FirstRand, Ltd.	280,336	1,344,857
Insurance 7.6%
Admiral Group PLC	10,636	396,457
Ageas SA/NV	1,616	86,228
AIA Group, Ltd.	29,200	254,999
Allianz SE	3,357	1,104,181
American Financial Group, Inc.	1,713	230,570
American International Group, Inc.	3,217	235,581
AXA SA	24,800	954,721
Caixa Seguridade Participacoes SA	8,299	22,165
6	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Insurance (continued)
China Reinsurance Group Corp., H Shares	446,963	$48,012
CNA Financial Corp.	11,224	549,303
Dai-ichi Life Holdings, Inc.	2,825	73,301
Generali	9,041	261,671
Japan Post Insurance Company, Ltd.	3,290	60,425
Legal & General Group PLC	176,879	536,082
Medibank Private, Ltd.	304,007	766,995
MetLife, Inc.	2,726	224,840
MS&AD Insurance Group Holdings, Inc.	37,536	882,253
Muenchener Rueckversicherungs-Gesellschaft AG	741	408,324
NN Group NV	2,194	109,472
Old Mutual, Ltd.	80,369	63,803
OUTsurance Group, Ltd.	280,474	943,949
Phoenix Group Holdings PLC	93,098	697,330
Prudential PLC	10,730	99,545
Sanlam, Ltd.	31,898	162,248
Suncorp Group, Ltd.	8,538	106,616
T&D Holdings, Inc.	7,485	131,967
Talanx AG	4,918	414,561
Tokio Marine Holdings, Inc.	16,317	601,680
Tongyang Life Insurance Company, Ltd.	2,223	9,273
Tryg A/S	31,939	757,426
Zurich Insurance Group AG	205	123,853
Mortgage real estate investment trusts 0.3%
Annaly Capital Management, Inc.	23,829	478,248
Health care 8.2%		12,171,900
Biotechnology 0.9%
AbbVie, Inc.	4,320	853,114
Amgen, Inc.	653	210,403
Gilead Sciences, Inc.	4,140	347,098
Health care equipment and supplies 0.3%
Koninklijke Philips NV (A)	5,384	176,518
Medtronic PLC	1,400	126,042
Paramount Bed Holdings Company, Ltd.	1,330	24,065
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	72,701	52,608
Health care providers and services 0.7%
Alfresa Holdings Corp.	3,140	49,668
BML, Inc.	1,560	28,971
CVS Health Corp.	2,109	132,614
Fresenius SE & Company KGaA (A)	2,887	110,141
Netcare, Ltd.	52,894	47,243
UnitedHealth Group, Inc.	1,096	640,809
Pharmaceuticals 6.3%
Almirall SA	4,357	42,491
AstraZeneca PLC	2,223	346,313
AstraZeneca PLC, ADR	2,109	164,312
Bristol-Myers Squibb Company	12,449	644,111
Eisai Company, Ltd.	490	18,265
Genomma Lab Internacional SAB de CV, Class B	53,108	61,092
GSK PLC	11,328	230,650
Johnson & Johnson	14,119	2,288,128
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	7

	Shares	Value
Health care (continued)
Pharmaceuticals (continued)
Kissei Pharmaceutical Company, Ltd.	850	$21,123
Merck & Company, Inc.	14,340	1,628,450
Novartis AG	5,368	618,084
Ono Pharmaceutical Company, Ltd.	3,020	40,538
Orion OYJ, Class B	14,153	775,497
Pfizer, Inc.	45,805	1,325,597
Roche Holding AG	3,060	979,252
Sanofi SA	972	111,915
Takeda Pharmaceutical Company, Ltd.	2,665	76,788
Industrials 9.3%		13,934,721
Aerospace and defense 1.7%
Austal, Ltd. (A)	21,153	42,568
Babcock International Group PLC	5,772	36,462
BAE Systems PLC	82,569	1,370,816
General Dynamics Corp.	859	259,590
L3Harris Technologies, Inc.	970	230,734
Lockheed Martin Corp.	972	568,192
Air freight and logistics 0.3%
United Parcel Service, Inc., Class B	2,801	381,888
Yamato Holdings Company, Ltd.	4,300	48,967
Building products 0.2%
Cie de Saint-Gobain SA	1,174	107,072
Johnson Controls International PLC	2,299	178,425
Commercial services and supplies 0.1%
Aeon Delight Company, Ltd.	1,209	34,197
Prosegur Cia de Seguridad SA	13,038	27,852
Construction and engineering 0.9%
Bouygues SA	15,942	533,597
Chiyoda Corp. (A)	4,235	8,759
Fugro NV	1,527	34,793
Implenia AG	275	10,300
JGC Holdings Corp.	5,235	45,920
Obayashi Corp.	60,348	769,054
Electrical equipment 0.2%
Cosel Company, Ltd.	2,750	22,543
Emerson Electric Company	2,425	265,222
Ushio, Inc.	1,800	25,570
Zumtobel Group AG	1,601	9,665
Ground transportation 0.1%
Ayvens SA (B)	6,128	43,215
Canadian National Railway Company	1,041	121,900
Industrial conglomerates 1.5%
3M Company	2,823	385,904
CK Hutchison Holdings, Ltd.	12,281	69,630
Honeywell International, Inc.	711	146,971
Siemens AG	660	133,523
Sime Darby BHD	1,306,965	779,281
Swire Pacific, Ltd., Class A	89,368	762,070
Machinery 1.8%
Amada Company, Ltd.	2,940	30,016
Daimler Truck Holding AG	2,755	103,443
8	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Industrials (continued)
Machinery (continued)
Deere & Company	1,179	$492,032
Duerr AG	1,782	43,777
Hino Motors, Ltd. (A)	7,730	25,069
Hisaka Works, Ltd.	1,800	13,265
Kone OYJ, B Shares	3,959	236,833
Kubota Corp.	8,280	118,225
Makino Milling Machine Company, Ltd.	552	22,734
Makita Corp.	1,487	50,233
Nachi-Fujikoshi Corp.	1,345	29,392
OKUMA Corp.	2,502	53,766
OSG Corp.	3,150	44,533
PACCAR, Inc.	9,450	932,526
SKF AB, B Shares	3,941	78,500
Stanley Black & Decker, Inc.	2,552	281,052
Sumitomo Heavy Industries, Ltd.	1,990	48,152
Tadano, Ltd.	4,580	30,779
THK Company, Ltd.	3,210	56,782
Tsubakimoto Chain Company	1,980	26,111
Marine transportation 0.6%
Nippon Yusen KK	24,372	895,221
Passenger airlines 0.1%
easyJet PLC	11,207	78,049
Japan Airlines Company, Ltd.	2,330	40,751
Professional services 0.6%
Adecco Group AG	1,967	67,083
Bureau Veritas SA	7,944	263,555
Hays PLC	33,429	41,497
Pagegroup PLC	6,719	34,828
Paychex, Inc.	2,628	352,651
Persol Holdings Company, Ltd.	32,640	58,822
Randstad NV	1,415	70,306
SThree PLC	3,650	18,375
Transcosmos, Inc.	1,330	32,856
Trading companies and distributors 0.8%
BOC Aviation, Ltd. (B)	89,747	742,066
Sumitomo Corp.	16,278	365,540
Travis Perkins PLC	4,732	58,914
Transportation infrastructure 0.4%
Atlas Arteria, Ltd.	190,602	642,307
Information technology 12.1%		18,070,502
Communications equipment 1.8%
BYD Electronic International Company, Ltd.	17,074	70,619
Cisco Systems, Inc.	32,124	1,709,639
Nokia OYJ	21,082	92,048
Telefonaktiebolaget LM Ericsson, B Shares	114,348	864,065
Electronic equipment, instruments and components 0.9%
Alps Alpine Company, Ltd.	3,820	41,505
Amano Corp.	7,308	220,400
Corning, Inc.	4,224	190,714
E Ink Holdings, Inc.	14,692	136,192
Foxconn Technology Company, Ltd.	13,260	27,763
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	9

	Shares	Value
Information technology (continued)
Electronic equipment, instruments and components (continued)
Hamamatsu Photonics KK	5,042	$65,789
Maxell, Ltd.	3,000	38,706
Nichicon Corp.	4,300	28,719
Nippon Chemi-Con Corp. (A)	2,220	16,349
PAX Global Technology, Ltd.	20,407	13,638
Shimadzu Corp.	6,392	213,790
Sunny Optical Technology Group Company, Ltd.	14,974	108,343
TE Connectivity PLC	1,226	185,114
IT services 1.8%
Amdocs, Ltd.	1,676	146,616
IBM Corp.	5,882	1,300,393
Infosys, Ltd.	12,788	285,947
Obic Company, Ltd.	6,620	232,257
Otsuka Corp.	22,944	566,645
SCSK Corp.	6,357	131,807
Semiconductors and semiconductor equipment 4.6%
ams-OSRAM AG (A)	2,044	28,601
Analog Devices, Inc.	3,076	708,003
ASMPT, Ltd.	984	11,962
Broadcom, Inc.	13,043	2,249,918
Flat Glass Group Company, Ltd., H Shares	50,425	83,679
Marvell Technology, Inc.	1,244	89,717
Microchip Technology, Inc.	1,266	101,647
Miraial Company, Ltd.	1,360	13,946
NVIDIA Corp.	5,691	691,115
NXP Semiconductors NV	838	201,128
Optorun Company, Ltd.	2,755	34,265
Qualcomm, Inc.	4,417	751,111
Realtek Semiconductor Corp.	5,318	78,933
Rohm Company, Ltd.	6,727	75,784
Taiwan Semiconductor Manufacturing Company, Ltd.	9,400	283,449
Texas Instruments, Inc.	7,020	1,450,121
Software 1.2%
Gen Digital, Inc.	10,994	301,565
Microsoft Corp.	699	300,780
SAP SE	329	75,253
Shanghai Baosight Software Company, Ltd., Class B	347,033	592,632
The Sage Group PLC	35,260	484,339
TOTVS SA	14,117	74,009
Technology hardware, storage and peripherals 1.8%
Apple, Inc.	1,613	375,829
Canon, Inc.	25,938	854,275
Catcher Technology Company, Ltd.	1,946	14,525
Chicony Electronics Company, Ltd.	22,699	117,037
HP, Inc.	20,535	736,590
Lenovo Group, Ltd.	61,071	81,868
Quadient SA	1,888	35,335
Samsung Electronics Company, Ltd.	1,304	60,947
Seagate Technology Holdings PLC	2,821	308,984
Wiwynn Corp.	2,142	116,097
10	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Materials 4.9%		$7,334,834
Chemicals 0.9%
BASF SE	7,358	389,995
Celanese Corp.	1,209	164,376
China BlueChemical, Ltd., H Shares	54,706	14,822
Evonik Industries AG	3,506	82,073
KH Neochem Company, Ltd.	2,650	38,812
LyondellBasell Industries NV, Class A	2,095	200,911
Mitsubishi Gas Chemical Company, Inc.	3,570	69,607
Nippon Shokubai Company, Ltd.	4,564	55,421
Nissan Chemical Corp.	2,879	103,351
PPG Industries, Inc.	1,136	150,475
Construction materials 0.2%
Heidelberg Materials AG	1,356	147,722
Holcim, Ltd. (A)	880	86,181
Imerys SA	892	29,620
Semen Indonesia Persero Tbk PT	128,473	32,176
Taiheiyo Cement Corp.	1,870	44,068
Vicat SACA	796	31,313
Containers and packaging 0.7%
Amcor PLC, CHESS Depositary Interest	63,271	712,157
Nampak, Ltd. (A)	490	12,703
Smurfit WestRock PLC	7,332	366,418
Metals and mining 2.9%
African Rainbow Minerals, Ltd.	9,829	108,045
Anglo American PLC	2,205	71,675
Barrick Gold Corp.	7,576	150,687
Barrick Gold Corp. (Toronto Stock Exchange)	4,311	85,745
BHP Group, Ltd.	21,156	656,812
Centamin PLC	27,335	53,577
Dowa Holdings Company, Ltd.	1,450	53,291
Endeavour Mining PLC	37,967	898,499
Endeavour Mining PLC (Toronto Stock Exchange)	1,745	41,469
Ferrexpo PLC (A)	20,946	13,537
Fortescue, Ltd.	10,567	149,043
Fresnillo PLC	7,149	58,621
Grupo Mexico SAB de CV, Series B	37,308	208,425
Maruichi Steel Tube, Ltd.	1,410	33,266
Neturen Company, Ltd.	2,630	18,140
Norsk Hydro ASA	1,839	11,880
OceanaGold Corp.	13,998	39,641
Rio Tinto PLC	14,341	1,018,033
Rio Tinto PLC, ADR	3,392	241,409
Rio Tinto, Ltd.	3,291	291,074
Zijin Mining Group Company, Ltd., H Shares	44,600	99,576
Paper and forest products 0.2%
Mondi PLC	3,911	74,604
UPM-Kymmene OYJ	6,739	225,584
Real estate 2.7%		3,992,801
Diversified REITs 0.7%
Land Securities Group PLC	5,574	48,589
Stockland	178,570	644,075
The British Land Company PLC	6,617	38,556
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	11

	Shares	Value
Real estate (continued)
Diversified REITs (continued)
WP Carey, Inc.	4,942	$307,887
Health care REITs 0.3%
Alexandria Real Estate Equities, Inc.	3,546	421,088
Hotel and resort REITs 0.1%
Host Hotels & Resorts, Inc.	5,530	97,328
Office REITs 0.2%
BXP, Inc.	4,286	344,852
Real estate management and development 0.1%
CK Asset Holdings, Ltd.	14,755	64,237
Daito Trust Construction Company, Ltd.	627	76,372
Mitsubishi Estate Company, Ltd.	3,690	58,281
Retail REITs 0.2%
Simon Property Group, Inc.	1,794	303,222
Specialized REITs 1.1%
Crown Castle, Inc.	4,800	569,424
Digital Realty Trust, Inc.	762	123,314
Gaming and Leisure Properties, Inc.	10,428	536,521
Lamar Advertising Company, Class A	1,102	147,227
Weyerhaeuser Company	6,256	211,828
Utilities 6.2%		9,304,314
Electric utilities 2.9%
American Electric Power Company, Inc.	2,421	248,395
Avangrid, Inc.	15,112	540,858
CEZ AS	5,331	207,380
Duke Energy Corp.	7,414	854,834
Edison International	2,515	219,031
Eversource Energy	2,180	148,349
Exelon Corp.	3,578	145,088
Iberdrola SA	66,185	1,023,162
PPL Corp.	6,790	224,613
Terna - Rete Elettrica Nazionale	51,216	461,294
The Southern Company	2,632	237,354
Gas utilities 0.2%
APA Group	13,824	73,982
Atmos Energy Corp.	2,012	279,085
Independent power and renewable electricity producers 1.6%
GD Power Development Company, Ltd., Class A	1,089,300	845,274
Meridian Energy, Ltd.	197,990	746,465
Ratch Group PCL	729,072	728,453
Multi-utilities 1.5%
Dominion Energy, Inc.	4,792	276,930
Engie SA	26,944	465,921
National Grid PLC	57,265	791,574
Sempra	6,968	582,734
WEC Energy Group, Inc.	1,590	152,926
Water utilities 0.0%

Cia de Saneamento Basico do Estado de Sao Paulo	3,050	50,612
12	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value

Preferred securities 1.1%		$1,643,019
(Cost $1,363,303)
Consumer discretionary 0.7%		1,071,720
Automobiles 0.7%
Bayerische Motoren Werke AG	1,607	133,360
Hyundai Motor Company	3,566	463,860
Hyundai Motor Company, 2nd Preferred	2,123	285,402
Volkswagen AG	1,228	130,429
Specialty retail 0.0%
Raizen SA	103,100	58,669
Consumer staples 0.0%		53,956
Household products 0.0%
Henkel AG & Company KGaA	574	53,956
Financials 0.1%		117,178
Insurance 0.1%
Samsung Fire & Marine Insurance Company, Ltd. (A)	558	117,178
Information technology 0.3%		359,979
Technology hardware, storage and peripherals 0.3%
Samsung Electronics Company, Ltd.	9,269	359,979
Materials 0.0%		40,186
Chemicals 0.0%

FUCHS SE	827	40,186

Exchange-traded funds 0.0%		$42,615
(Cost $42,144)
iShares Core MSCI EAFE ETF	546	42,615

	Rate (%)	Maturity date	Par value^	Value
Term loans (D) 0.0%				$573
(Cost $573)
Financials 0.0%				573
Insurance 0.0%
HUB International, Ltd., 2018 Term Loan B (3 month CME Term SOFR + 3.000%)	8.225	04-25-25	573	573

	Par value^	Value
Escrow certificates 0.0%		$0
(Cost $194)
Texas Competitive Electric Holdings Company LLC (A)(C)	500,000	0
Short-term investments 1.1%		$1,600,000
(Cost $1,600,000)
Repurchase agreement 1.1%		1,600,000
Goldman Sachs Tri-Party Repurchase Agreement dated 9-30-24 at 4.880% to be repurchased at $1,600,217 on 10-1-24, collateralized by $1,608,200 U.S. Treasury Notes, 0.75% - 3.875% due 3-31-26 to 8-15-34 (valued at $1,632,001)	1,600,000	1,600,000

Total investments (Cost $139,319,201) 97.6%	$145,513,265
Other assets and liabilities, net 2.4%	3,612,434
Total net assets 100.0%	$149,125,699

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	13

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CME	CME Group Published Rates
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
SOFR	Secured Overnight Financing Rate
(A)	Non-income producing security.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
The fund had the following country composition as a percentage of net assets on 9-30-24:
United States	43.7%
Japan	11.4%
United Kingdom	10.7%
France	3.4%
China	2.9%
Germany	2.7%
South Africa	2.4%
Australia	2.4%
Switzerland	2.2%
Spain	1.7%
Other countries	16.5%
TOTAL	100.0%
14	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 E-Mini Index Futures	30	Long	Dec 2024	$8,536,116	$8,721,375	$185,259
Euro STOXX 50 Index Futures	186	Short	Dec 2024	(10,100,408)	(10,414,403)	(313,995)
FTSE 100 Index Futures	64	Short	Dec 2024	(7,189,900)	(7,092,040)	97,860
MSCI EAFE Index Futures	32	Short	Dec 2024	(3,907,684)	(3,980,480)	(72,796)
MSCI Emerging Markets Index Futures	73	Short	Dec 2024	(4,014,006)	(4,280,355)	(266,349)
Tokyo Price Index Futures	26	Short	Dec 2024	(4,663,849)	(4,789,355)	(125,506)
						$(495,527)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CHF	1,515,000	USD	1,803,460	NWM	12/18/2024	$1,834	—
NOK	12,250,000	USD	1,159,742	SSB	12/18/2024	1,556	—
USD	2,942,897	AUD	4,275,000	CITI	12/18/2024	—	$(14,962)
USD	1,794,929	CHF	1,515,000	MSI	12/18/2024	—	(10,365)
USD	11,016,522	EUR	9,955,000	DB	12/18/2024	—	(99,480)
USD	1,551,140	GBP	1,159,000	NWM	12/18/2024	1,875	—
USD	9,763,846	GBP	7,483,000	SCB	12/18/2024	—	(238,867)
USD	6,099,888	JPY	856,200,000	DB	12/18/2024	81,478	—
USD	2,338,332	JPY	330,900,000	SCB	12/18/2024	12,366	—
USD	1,129,679	NOK	12,250,000	SSB	12/18/2024	—	(31,619)
						$99,109	$(395,293)

Derivatives Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
USD	U.S. Dollar

Derivatives Abbreviations
CITI	Citibank, N.A.
DB	Deutsche Bank AG
MSI	Morgan Stanley & Co. International PLC
NWM	NatWest Markets PLC
OTC	Over-the-counter
SCB	Standard Chartered Bank
SSB	State Street Bank and Trust Company
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	15

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of September 30, 2024, by major security category or type:
	Total value at 9-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$7,188,542	$2,728,813	$4,459,729	—
Consumer discretionary	12,190,041	2,309,002	9,881,039	—
Consumer staples	12,242,020	8,154,458	4,087,562	—
Energy	12,006,266	7,380,690	4,625,576	—
Financials	33,791,117	12,002,326	21,788,791	—
Health care	12,171,900	8,421,770	3,750,130	—
Industrials	13,934,721	4,597,087	9,337,634	—
Information technology	18,070,502	11,872,993	6,197,509	—
Materials	7,334,834	1,283,138	6,051,696	—
Real estate	3,992,801	3,062,691	930,110	—
Utilities	9,304,314	3,960,809	5,343,505	—
16	|

	Total value at 9-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Preferred securities
Consumer discretionary	$1,071,720	$58,669	$1,013,051	—
Consumer staples	53,956	—	53,956	—
Financials	117,178	—	117,178	—
Information technology	359,979	—	359,979	—
Materials	40,186	—	40,186	—
Exchange-traded funds	42,615	42,615	—	—
Term loans	573	—	573	—
Escrow certificates	—	—	—	—
Short-term investments	1,600,000	—	1,600,000	—
Total investments in securities	$145,513,265	$65,875,061	$79,638,204	—
Derivatives:
Assets
Futures	$283,119	$283,119	—	—
Forward foreign currency contracts	99,109	—	$99,109	—
Liabilities
Futures	(778,646)	(778,646)	—	—
Forward foreign currency contracts	(395,293)	—	(395,293)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
|	17